LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Long-term borrowings by type
Unsecured long-term loans and borrowings	¥ 71,000	¥ 85,250
Secured long-term loans and borrowings	7,991,449	5,716,990
Long-term borrowings	¥ 8,062,449	¥ 5,802,240